Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of components of the provision for income taxes
	For the year ended December 31,
	2015	2014
Current:
Federal	$-	$-
State	1,375	1,150
	1,375	1,150
Deferred:
Federal	-	-
State	-	-
	-	-
Total provision for (benefit from) income taxes	$1,375	$1,150

Schedule of deferred tax assets (liabilities)

	For the year ended December 31,
	2015	2014
Deferred Tax Assets:
Net operating loss carryforwards	$3,306,431	$1,245,414
Research and development credits	134,724	-
Accruals, reserves and other	14,597	11,534
Depreciation and amortization	35,322	-
Stock-based compensation	405,160	-
Total deferred tax asset	3,896,234	1,256,948

Valuation allowance	(3,889,501)	(1,256,948)

Deferred tax liabilities
Depreciation and amortization	(6,733)	-
Net deferred tax assets	$-	$-

Schedule of reconciliation of the statutory federal income tax to the Company's effective tax

	For the year ended December 31,
	2015	2014
	%	%
Statutory federal tax rate	34.00%	34.00%
State taxes, net of federal benefit	-0.02%	-0.03%
Valuation allowance	-32.00%	-30.32%
Other	-2.00%	-3.68%
Provision for income taxes	-0.02%	-0.03